Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Costs and expenses		¥ 110,640	¥ 615,674
Cash consideration for disposal	¥ 2,000	¥ 20,000
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions [Abstract]
Cash consideration for disposal	¥ 22,000